Risks Arising from Financial Instruments - Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 10,498	$ 8,867
Less than 1 year [member] | Other foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	315	385
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,191	1,791
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	510	1,558
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,250	1,841
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	591	630
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,898	10,520
1-2 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	344	300
1-2 years [member] | Other foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,593	510
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	62	0
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	39	26
1-2 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	150
2-3 years [member] | Other foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	150
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,010	2,593
2-3 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
2-3 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Other foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	400
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,025	3,598
3-5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
3-5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Foreign exchange forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Other foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	715	690
Greater than 5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Greater than 5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0